Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue
	For the Three Months Ended March 31,
	2022	2021
Types of Revenues:
Medical retail	$-	$1,130,504
Medical wholesale	-	556,310
Recreational wholesale	-	9,010
Total revenues	$-	$1,130,504

	For the Years Ended December 31,
	2021	2020
Types of Revenues:
Medical retail	$-	$11,200
Medical wholesale	-	700
Recreational wholesale	-	769,555
Total revenues	$-	$781,455